Fair Value of Financial Assets and Liabilities - Financial Assets and Liabilities Not Carried at Fair Value (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Investment securities:
Debt instruments at amortized cost	¥ 83,954	¥ 72,015
Loans and advances	104,635,815	97,714,938
Other financial assets	5,309,839	4,250,454
Deposits:
Borrowings	20,584,651	19,423,355
Debt securities in issue	11,428,437	11,228,600
Other financial liabilities	7,809,677	8,417,048
Carrying value [member]
Investment securities:
Debt instruments at amortized cost	83,954	72,015
Loans and advances	104,635,815	97,714,938
Other financial assets	5,309,839	4,250,454
Deposits:
Non-interest-bearing deposits, demand deposits and deposits at notice	114,512,622	108,367,451
Other deposits	48,080,870	47,126,203
Borrowings	20,200,944	19,042,714
Debt securities in issue	11,428,437	11,228,600
Other financial liabilities	7,808,826	8,416,003
Not carried at fair value [member]
Investment securities:
Debt instruments at amortized cost	83,965	71,894
Loans and advances	107,177,195	100,324,891
Other financial assets	5,307,008	4,248,069
Deposits:
Non-interest-bearing deposits, demand deposits and deposits at notice	114,511,759	108,368,292
Other deposits	48,074,478	47,132,088
Borrowings	20,234,044	19,193,217
Debt securities in issue	11,440,260	11,375,401
Other financial liabilities	7,808,773	8,416,002
Not carried at fair value [member] | Level 1 [member]
Investment securities:
Debt instruments at amortized cost	25,522	22,240
Loans and advances	0
Other financial assets	0
Deposits:
Non-interest-bearing deposits, demand deposits and deposits at notice	0
Other deposits	0
Borrowings	0
Debt securities in issue	0
Other financial liabilities	0
Not carried at fair value [member] | Level 2 [member]
Investment securities:
Debt instruments at amortized cost	58,443	49,654
Loans and advances	300,485	299,422
Other financial assets	5,255,558	4,195,346
Deposits:
Non-interest-bearing deposits, demand deposits and deposits at notice	114,511,759	108,368,292
Other deposits	47,944,259	46,990,361
Borrowings	20,225,380	19,174,649
Debt securities in issue	11,321,643	11,176,631
Other financial liabilities	7,681,488	8,381,775
Not carried at fair value [member] | Level 3 [member]
Investment securities:
Debt instruments at amortized cost	0
Loans and advances	106,876,710	100,025,469
Other financial assets	51,450	52,723
Deposits:
Non-interest-bearing deposits, demand deposits and deposits at notice	0
Other deposits	130,219	141,727
Borrowings	8,664	18,568
Debt securities in issue	118,617	198,770
Other financial liabilities	¥ 127,285	¥ 34,227